Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS
Cash	$ 85,094	$ 570,460	$ 12,066,929
Accounts receivable, net	1,573,583	1,224,137	2,006,678
Inventories [Note 3]	2,048,910	2,337,006	842,924
Deposits and other receivables	224,895	588,599	406,280
Total current assets	3,932,482	4,720,202	15,322,811
Deposits [Note 10]	85,000	85,000	85,000
Long-term accounts receivable	135,560	96,344
Property and equipment [Note 12]	17,041	21,506	27,459
Operating right of use assets [Note 10]	1,316,135	1,587,492	1,242,700
TOTAL ASSETS	5,486,218	6,510,544	16,677,970
CURRENT LIABILITIES
Accounts payable and accrued liabilities [Note 4]	7,558,745	5,042,476	2,595,747
Convertible promissory notes and short term loans [Note 5]	7,922,097	4,774,468	1,540,000
Term loan, current [Note 6]	1,800,000
Derivative liabilities [Note 8]	928,333	1,008,216	520,747
Operating lease obligations, current [Note 10]	409,702	335,608	210,320
Total current liabilities	18,618,877	11,160,768	4,866,814
Federally guaranteed loans [Note 7]	870,800	870,800	870,800
Term loan [Note 6]	10,533,425	12,178,809	11,612,672
Derivative liabilities [Note 8]	1,139,293	759,065	352,402
Operating lease obligations [Note 10]	1,051,321	1,386,487	1,120,018
TOTAL LIABILITIES	32,213,716	26,355,929	18,822,706
STOCKHOLDERS’ DEFICIENCY
Preferred stock, value			1
Common stock, $0.001 par value, 125,000,000 shares authorized as of December 31, 2023 and March 31, 2023. Issued and outstanding common shares: 9,258,957 and 8,508,052 as of December 31, 2023 and March 31, 2023, respectively, and exchangeable shares of 160,672 and 244,458 outstanding as at December 31, 2023 and March 31, 2023, respectively [Note 9]	9,420	8,753	51,277
Shares to be issued, 3,955 shares of common stock as of December 31, 2023 and March 31, 2023 [Note 9]	24,999	24,999	102,299
Additional paid-in-capital	95,560,789	92,844,478	91,507,478
Accumulated other comprehensive income/(loss)	(251,888)	(152,797)	(768,656)
Accumulated deficit	(123,099,681)	(112,570,825)	(93,037,142)
TOTAL STOCKHOLDERS’ DEFICIENCY	(27,756,354)	(19,845,385)	(2,144,736)
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIENCY	5,486,218	6,510,544	16,677,970
Series B convertible redeemable preferred stock [Member]
Mezzanine Equity
Series B Convertible Redeemable preferred stock, $0.001 par value, 600 and no shares authorized as of December 31, 2023 and March 31, 2023, respectively, 220 and no shares issued and outstanding as of December 31, 2023 and March 31, 2023, respectively [Note 9]	1,028,856
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIENCY
Preferred stock, value	6	6	7
Preferred Stock One [Member]
STOCKHOLDERS’ DEFICIENCY
Preferred stock, value	$ 1	1
Previously Reported [Member]
CURRENT ASSETS
Cash		570,460
Accounts receivable, net		1,224,137
Inventories [Note 3]		2,337,006
Deposits and other receivables		588,599
Total current assets		4,720,202
Deposits [Note 10]		85,000
Long-term accounts receivable		96,344
Property and equipment [Note 12]		21,506
Operating right of use assets [Note 10]		1,587,492
TOTAL ASSETS		6,510,544
CURRENT LIABILITIES
Accounts payable and accrued liabilities [Note 4]		5,042,476
Convertible promissory notes and short term loans [Note 5]		4,774,468
Derivative liabilities [Note 8]		1,008,216
Operating lease obligations, current [Note 10]		335,608
Total current liabilities		11,160,768
Federally guaranteed loans [Note 7]		870,800
Term loan [Note 6]		12,178,809
Derivative liabilities [Note 8]		759,065
Operating lease obligations [Note 10]		1,386,487
TOTAL LIABILITIES		26,355,929
STOCKHOLDERS’ DEFICIENCY
Preferred stock, value		1
Common stock, $0.001 par value, 125,000,000 shares authorized as of December 31, 2023 and March 31, 2023. Issued and outstanding common shares: 9,258,957 and 8,508,052 as of December 31, 2023 and March 31, 2023, respectively, and exchangeable shares of 160,672 and 244,458 outstanding as at December 31, 2023 and March 31, 2023, respectively [Note 9]		52,514
Shares to be issued, 3,955 shares of common stock as of December 31, 2023 and March 31, 2023 [Note 9]		24,999
Additional paid-in-capital		92,800,717
Accumulated other comprehensive income/(loss)		(152,797)
Accumulated deficit		(112,570,825)
TOTAL STOCKHOLDERS’ DEFICIENCY		(19,845,385)	$ (2,144,736)
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIENCY		6,510,544
Previously Reported [Member] | Series B convertible redeemable preferred stock [Member]
Mezzanine Equity
Series B Convertible Redeemable preferred stock, $0.001 par value, 600 and no shares authorized as of December 31, 2023 and March 31, 2023, respectively, 220 and no shares issued and outstanding as of December 31, 2023 and March 31, 2023, respectively [Note 9]
Previously Reported [Member] | Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIENCY
Preferred stock, value		$ 6